Employee Benefits, Components of Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss (gain)	$ (1,533)	$ 775	$ 1,079
Amortization of net actuarial gain (loss)	151	141	92
Total recognized in other comprehensive income	1,809	(631)	(980)
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	3	6
Interest cost	465	514	520
Expected return on plan assets	(674)	(652)	(759)
Amortization of net actuarial loss (gain)	137	131	86
Amortization of prior service credit	0	0	0
Settlement loss	124	2	4
Curtailment gain	0	0	0
Net periodic benefit cost	52	(2)	(143)
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss (gain)	(1,175)	758	1,120
Amortization of net actuarial gain (loss)	(137)	(131)	(86)
Prior service cost	0	(2)	0
Amortization of prior service credit	0	0	0
Net gain on amendment	0	0	0
Translation adjustments	0	0	(1)
Total recognized in other comprehensive income	(1,436)	624	1,026
Total recognized in net periodic benefit cost and other comprehensive income	(1,384)	622	883
Pension benefits qualified [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Settlement	(124)	(1)	(4)
Pension benefits qualified [Member] | Curtailment [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Settlement	0	0	(3)
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	1
Interest cost	29	32	34
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	15	10	6
Amortization of prior service credit	0	0	0
Settlement loss	3	5	3
Curtailment gain	0	0	0
Net periodic benefit cost	47	47	44
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss (gain)	(17)	62	33
Amortization of net actuarial gain (loss)	(15)	(10)	(6)
Prior service cost	0	0	0
Amortization of prior service credit	0	0	0
Net gain on amendment	0	0	0
Translation adjustments	0	0	0
Total recognized in other comprehensive income	(35)	47	24
Total recognized in net periodic benefit cost and other comprehensive income	12	94	68
Pension benefits nonqualified [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Settlement	(3)	(5)	(3)
Pension benefits nonqualified [Member] | Curtailment [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Settlement	0	0	0
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	11	11	13
Interest cost	47	60	71
Expected return on plan assets	(36)	(36)	(41)
Amortization of net actuarial loss (gain)	(1)	0	0
Amortization of prior service credit	(2)	(2)	(3)
Settlement loss	0	0	0
Curtailment gain	0	(3)	0
Net periodic benefit cost	19	30	40
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss (gain)	(341)	(42)	(74)
Amortization of net actuarial gain (loss)	1	0	0
Prior service cost	0	0	0
Amortization of prior service credit	2	2	3
Net gain on amendment	0	0	0
Translation adjustments	0	0	0
Total recognized in other comprehensive income	(338)	(40)	(71)
Total recognized in net periodic benefit cost and other comprehensive income	(319)	(10)	(31)
Other benefits [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Settlement	0	0	0
Other benefits [Member] | Curtailment [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Settlement	$ 0	$ 0	$ 0